UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (8,256)	$ (3,600)	$ (5,995)	$ (3,143)	$ (17,054)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	141	36	235	541	1,965
Depreciation			0	35	113
Amortization of operating lease right-of-use asset			0	129	696
Amortization of debt discount	15	236	245	468	259
Gain on extinguishment of accrued interest	(56)	0
Increase in fair value of derivative liabilities			0	0	50
Imputed interest expense on 2025 bridge loans	0	137	154	0	0
Change in fair value of warrant liabilities	62	0	0	(376)	(1,593)
Extinguishment of the 2021 Award			(1,236)	0	0
Write-off of fair value of derivative liabilities			(95)	0	0
Loss on extinguishment of debt			0	25	436
Loss on issuance of common stock			0	0	231
Gain on debt conversion			(154)	0	0
Gain on sales and disposals of property and equipment			(1)	(38)	(288)
Changes in operating assets and liabilities:
License and service receivable	0	2,359	2,359	(2,359)	0
Unbilled receivable	0	359	359	(359)	0
Prepaid expenses and other assets	(943)	(294)	(337)	52	467
Accounts payable	(467)	(475)	(2,633)	(353)	2,679
Accrued expenses	(759)	315	167	285	(1,638)
Accrued interest	21	378	609	509	48
Operating lease liabilities			(4)	(131)	(712)
Net cash (used in) provided by operating activities	(10,242)	(549)	(6,327)	(4,715)	(14,341)
Cash flows from investing activities:
Proceeds from the sale of property and equipment			1	38	309
Net cash provided by investing activities			1	38	309
Cash flows from financing activities:
Proceeds from the June 2026 public offering, net of issuance costs	60,295	0
Proceeds from the issuance of common stock, pre-funded warrants, and common stock warrants, net of issuance costs			0	0	1,738
Proceeds from the sale of common stock through ATM program, net of issuance costs			0	0	3,150
Proceeds from issuance of pre-funded warrants in connection with the 2025 PIPE transaction, net issuance costs			9,691	0	0
Proceeds from issuance of pre-funded warrants under the Coastlands and Domicilium Securities Purchase Agreements, net of issuance costs	6,991		0
Repayment of term loan principal	0	(1,255)	(1,255)	(610)	(9,401)
Proceeds from debt financing obligation	0	2,265	2,865	3,668	0
Exercise Of PreFunded Warrants	91	0
Proceeds (repayment) from advances from collaboration partners			(300)	381	431
Exercise of stock options	40	0
Net cash provided by financing activities	67,417	1,010	11,001	3,439	(4,082)
Net increase (decrease) in cash, cash equivalents and restricted cash	57,175	461	4,675	(1,238)	(18,114)
Cash, cash equivalents and restricted cash at the beginning of the year	4,791	116	116	1,354	19,468
Cash, cash equivalents and restricted cash at the end of the year	61,966	577	4,791	116	1,354
Reconciliation of cash, cash equivalents and restricted cash to consolidated balance sheet:
Cash and cash equivalents	61,960	572	4,785	111	1,134
Restricted cash	6	5	6	5	220
Total cash, cash equivalents and restricted cash	61,966	577	4,791	116	1,354
Supplemental disclosure of cash flow activities:
Cash paid for interest	0	40	25	139	989
Noncash financing activities:
Fair value of common stock and pre-funded warrants issued to loan holder			0	865	0
Domicilium debt conversion	1,056	0	$ 8,497	$ 0	$ 0
Issuance costs in accounts payable and accrued expenses	$ 1,975	$ 0